Tweedy, Browne International Value Fund

Portfolio of Investments
June 30, 2023 (Unaudited)
Shares		Value*
COMMON STOCKS—96.1%
	Belgium—0.9%
926,488	Fagron NV	$15,586,512
552,008	KBC Group NV	38,495,227
		54,081,739
	Canada—2.1%
251,390	Lassonde Industries, Inc., Class A(a)	19,864,227
1,124,700	National Bank of Canada	83,890,338
694,973	Winpak, Ltd.	21,643,558
		125,398,123
	China—4.4%
6,558,340	Alibaba Group Holding, Ltd.(b)	67,955,135
4,349,576	Baidu, Inc., Class A(b)	73,708,457
41,516,695	Dali Foods Group Co., Ltd.	18,542,280
3,734,350	Haitian International Holdings, Ltd.	8,710,910
6,463,000	Shanghai Mechanical and Electrical Industry Co., Ltd., Class B	7,167,467
1,485,150	Tencent Holdings, Ltd.	62,843,036
15,974,780	Uni-President China Holdings, Ltd.	13,453,991
22,047,485	WH Group, Ltd.	11,675,607
		264,056,883
	Czech Republic—0.0%(c)
2,800	Philip Morris CR a.s.	2,149,806
	Finland—0.6%
2,371,888	Kemira Oyj	37,754,978
	France—12.5%
112,219	Alten SA	17,666,783
2,392,742	Rubis SCA	58,057,109
1,480,480	Safran SA	231,717,120
2,895,521	SCOR SE	84,945,871
1,527,083	Tarkett SA(b)	18,409,825
538,596	Teleperformance	90,168,484
3,831,330	TotalEnergies SE	219,658,003
1,030,724	Ubisoft Entertainment SA(b)	29,102,575
		749,725,770
	Germany—8.8%
203,190	Brenntag SE	15,827,973
2,644,654	Deutsche Post AG, Registered	129,060,252
2,540,809	Fresenius SE & Co., KGaA	70,326,214
1,429,729	Henkel AG & Co., KGaA	100,609,315
505,399	Krones AG	61,259,463
42,354	KSB SE & Co., KGaA	27,031,805
254,527	Muenchener Rueckversicherungs AG, Registered	95,413,926
537,857	Norma Group SE	9,928,690
65,633	Rheinmetall AG	17,958,685
		527,416,323
	Hong Kong—1.2%
5,078,000	CK Hutchison Holdings, Ltd.	31,006,087
25,880,073	Emperor Entertainment Hotel, Ltd.(b)	1,684,255
5,542,142	Great Eagle Holdings, Ltd.	10,806,208
12,583,508	Hang Lung Group, Ltd.	19,076,139
Shares		Value*
	Hong Kong (continued)
2,791,715	Johnson Electric Holdings, Ltd.	$3,569,531
9,389,578	TAI Cheung Holdings, Ltd.	4,385,302
		70,527,522
	Italy—2.5%
821,145	Buzzi SpA	20,551,239
4,365,000	SOL SpA	125,960,587
		146,511,826
	Japan—3.9%
891,970	ADEKA Corp.	16,881,613
573,425	Dentsu Group, Inc.	18,698,253
1,001,300	Fuji Seal International, Inc.	10,523,228
564,220	Fuso Chemical Co., Ltd.	17,566,610
3,363,180	Kuraray Co., Ltd.	32,541,649
1,048,295	Mitsubishi Gas Chemical Co., Inc.	15,162,145
1,368,360	Nabtesco Corp.	29,907,284
820,800	NGK Spark Plug Co., Ltd.	16,372,272
578,745	Nifco, Inc.	17,053,827
470	Nihon Kohden Corp.	12,493
164,400	Nippon Kanzai Holdings Co., Ltd.	2,949,384
104,825	Okamoto Industries, Inc.	2,828,502
1,284,760	Sumitomo Heavy Industries, Ltd.	30,560,106
271,950	Taikisha, Ltd.	7,714,360
588,565	Transcosmos, Inc.	14,517,136
164,305	YAMABIKO Corp.	1,769,972
		235,058,834
	Mexico—2.3%
1,357,016	Coca-Cola FEMSA SAB de CV, Sponsored ADR	113,053,003
9,067,593	Megacable Holdings SAB de CV	20,968,528
		134,021,531
	Netherlands—3.4%
353,057	Aalberts NV	14,841,185
2,160,839	Heineken Holding NV	187,772,912
		202,614,097
	Philippines—0.1%
22,609,020	Alliance Global Group, Inc.	5,496,663
	Singapore—4.7%
5,536,500	DBS Group Holdings, Ltd.	128,906,133
7,345,990	United Overseas Bank, Ltd.	151,984,128
		280,890,261
	South Korea—1.9%
160,642	Binggrae Co., Ltd.	5,797,084
131,339	Kangnam Jevisco Co., Ltd.	2,317,483
998,776	LG Corp.	66,703,820
991,707	LX Holdings Corp.	5,960,854
618,300	Samsung Electronics Co., Ltd.	33,879,452
		114,658,693
	Sweden—5.1%
704,365	Autoliv, Inc.	59,899,200
9,470,920	Husqvarna AB, Class B	85,613,827

SEE NOTES TO PORTFOLIO OF INVESTMENTS

Tweedy, Browne International Value Fund

Portfolio of Investments
June 30, 2023 (Unaudited)
Shares		Value*
	Sweden (continued)
3,801,500	SKF AB, Class B	$66,025,515
3,901,988	Trelleborg AB, Class B	94,431,195
		305,969,737
	Switzerland—13.6%
142,761	Coltene Holding AG, Registered	11,297,690
2,535,079	Nestlé SA, Registered	304,895,211
80	Neue Zuercher Zeitung AG(b)	574,526
1,284,801	Novartis AG, Registered	129,248,410
68,178	Phoenix Mecano AG, Registered(a)(b)	29,110,821
539,210	Roche Holding AG	164,839,809
429,703	TX Group AG	51,392,412
262,041	Zurich Insurance Group AG	124,452,267
		815,811,146
	United Kingdom—14.9%
4,003,983	Babcock International Group plc(b)	14,385,651
16,182,566	BAE Systems plc	190,718,248
11,193,030	CNH Industrial NV	161,254,121
1,043,507	Computacenter plc	30,380,574
5,296,459	Diageo plc	227,530,140
1,769,708	Grafton Group plc	17,587,611
1,968,375	Howden Joinery Group plc	16,076,019
5,273,360	Inchcape plc	52,125,825
15,698,026	Johnson Service Group plc	20,596,331
17,304,144	Lookers plc	26,311,550
2,283,205	Unilever plc (Ordinary Shares)	118,940,291
16,292,379	Vertu Motors plc	14,789,308
		890,695,669
	United States—13.2%
1,509,760	Alphabet, Inc., Class A(b)	180,718,272
454,640	Alphabet, Inc., Class C(b)	54,997,801
418	Berkshire Hathaway, Inc., Class A(b)	216,444,580
546,465	Cisco Systems, Inc.	28,274,099
687,282	FMC Corp.	71,711,004
2,589,316	Ionis Pharmaceuticals, Inc.(b)	106,239,635
787,517	Johnson & Johnson	130,349,814
		788,735,205

TOTAL COMMON STOCKS (Cost $3,215,202,197)		5,751,574,806

Shares		Value*

PREFERRED STOCKS—0.6%
	Chile—0.4%
11,044,000	Embotelladora Andina SA, Class A	$22,926,471
	Croatia—0.2%
166,388	Adris Grupa DD	10,710,229

TOTAL PREFERRED STOCKS (Cost $35,290,988)		33,636,700

REGISTERED INVESTMENT COMPANY—1.3%
79,040,377	Dreyfus Treasury Securities Cash Management– Institutional Shares 4.96%(d) (Cost $79,040,377)	79,040,377
Face Value
U.S. TREASURY BILL—1.7%
$100,000,000	4.896%(e) due 10/12/2023 (Cost $98,643,833)	98,544,197
INVESTMENTS IN SECURITIES (Cost $3,428,177,395)	99.7%	5,962,796,080

UNREALIZED DEPRECIATION ON FORWARD CONTRACTS (Net)	(0.2)	(12,338,572)
OTHER ASSETS AND LIABILITIES (Net)	0.5	31,613,941
NET ASSETS	100.0%	$5,982,071,449

*	See Note 1 in Notes to Portfolio of Investments.
(a)	“Affiliated company” as defined by the Investment Company Act of 1940. See Note 1.
(b)	Non-income producing security.
(c)	Amount represents less than 0.1% of net assets.
(d)	Rate disclosed is the 7-day yield at June 30, 2023.
(e)	Rate represents annualized yield at date of purchase.
Abbreviations:
ADR —	American Depositary Receipt

SEE NOTES TO PORTFOLIO OF INVESTMENTS

Tweedy, Browne International Value Fund

Sector Diversification
June 30, 2023 (Unaudited)
Sector Diversification	Percentage of Net Assets
COMMON STOCKS
Capital Goods	20.9%
Pharmaceuticals, Biotechnology & Life Sciences	8.9
Beverage	8.8
Insurance	8.7
Software & Services	7.3
Banks	6.7
Materials	6.3
Food	6.3
Energy	3.7
Household & Personal Products	3.7
Consumer Discretionary Distribution & Retail	2.7
Transportation	2.2
Commercial & Professional Services	2.1
Media & Entertainment	2.0
Health Care Equipment & Services	1.6
Automobiles & Components	1.6
Technology Hardware & Equipment	1.0
Utilities	1.0
Real Estate Management & Development	0.6
Tobacco	0.0*
Consumer Services	0.0*
Total Common Stocks	96.1
Preferred Stocks	0.6
Registered Investment Company	1.3
U.S. Treasury Bill	1.7
Unrealized Depreciation on Forward Contracts	(0.2)
Other Assets and Liabilities (Net)	0.5
Net Assets	100.0%

*	Amount represents less than 0.1% of net assets.

SEE NOTES TO PORTFOLIO OF INVESTMENTS

Tweedy, Browne International Value Fund

Portfolio Composition
June 30, 2023 (Unaudited)
Portfolio Composition	Percentage of Net Assets
United Kingdom	15%
Switzerland	14
United States	13
France	13
Germany	9
Sweden	5
Singapore	5
China	4
Other Countries(a)	19
Money Market Funds, Treasury Bill and Other Assets and Liabilities (Net)(b)	3
Total	100%

(a)	“Other Countries” include Belgium, Canada, Chile, Croatia, Czech Republic, Finland, Hong Kong, Italy, Japan, Mexico, Netherlands, Philippines and South Korea
(b)	Includes Unrealized Depreciation on Forward Contracts (Net)

SEE NOTES TO PORTFOLIO OF INVESTMENTS

Tweedy, Browne International Value Fund

Schedule of Forward Exchange Contracts
June 30, 2023 (Unaudited)
Contracts		Counter- party	Settlement Date	Contract Value on Origination Date	Value 06/30/23*	Unrealized Appreciation (Depreciation)
FORWARD EXCHANGE CONTRACTS TO BUY(a)
36,000,000	Great Britain Pound Sterling	JPM	7/17/23	$40,867,200	$45,774,561	$4,907,361
FORWARD EXCHANGE CONTRACTS TO SELL(a)
28,000,000	Canadian Dollar	NTC	8/31/23	$(21,634,485)	$(21,180,367)	$454,118
22,000,000	Canadian Dollar	NTC	12/8/23	(16,356,269)	(16,670,001)	(313,732)
50,000,000	Canadian Dollar	SSB	12/28/23	(36,931,031)	(37,901,069)	(970,038)
27,500,000	Canadian Dollar	NTC	3/28/24	(20,163,138)	(20,863,823)	(700,685)
7,000,000,000	Chilean Peso	JPM	12/28/23	(7,647,766)	(8,562,539)	(914,773)
10,500,000,000	Chilean Peso	SSB	3/28/24	(12,396,694)	(12,826,941)	(430,247)
550,000,000	Chinese Yuan	JPM	8/31/23	(81,309,226)	(75,977,345)	5,331,881
200,000,000	Chinese Yuan	SSB	1/23/24	(30,293,392)	(27,973,670)	2,319,722
220,000,000	Chinese Yuan	JPM	1/26/24	(33,264,285)	(30,778,517)	2,485,768
800,000,000	Chinese Yuan	JPM	2/23/24	(119,394,075)	(112,176,358)	7,217,717
210,000,000	European Union Euro	SSB	12/1/23	(221,397,750)	(230,967,101)	(9,569,351)
65,000,000	European Union Euro	SSB	12/8/23	(68,787,550)	(71,517,940)	(2,730,390)
100,000,000	European Union Euro	NTC	12/8/23	(105,792,500)	(110,027,600)	(4,235,100)
80,000,000	European Union Euro	NTC	4/9/24	(88,336,000)	(88,518,938)	(182,938)
90,000,000	European Union Euro	SSB	4/17/24	(99,725,850)	(99,618,432)	107,418
60,000,000	European Union Euro	BNY	5/20/24	(66,380,400)	(66,507,680)	(127,280)
75,000,000	European Union Euro	NTC	5/31/24	(82,043,250)	(83,174,423)	(1,131,173)
75,000,000	European Union Euro	BNY	6/4/24	(81,847,500)	(83,188,913)	(1,341,413)
120,000,000	Great Britain Pound Sterling	JPM	7/17/23	(145,050,000)	(152,581,871)	(7,531,871)
75,000,000	Great Britain Pound Sterling	NTC	8/3/23	(90,948,375)	(95,374,002)	(4,425,627)
90,000,000	Great Britain Pound Sterling	NTC	8/14/23	(110,088,900)	(114,449,249)	(4,360,349)
75,000,000	Great Britain Pound Sterling	NTC	9/15/23	(86,133,750)	(95,371,162)	(9,237,412)
65,000,000	Great Britain Pound Sterling	JPM	10/2/23	(73,561,800)	(82,650,358)	(9,088,558)
140,000,000	Hong Kong Dollar	BNY	8/31/23	(17,902,543)	(17,890,048)	12,495
240,000,000	Hong Kong Dollar	SSB	5/3/24	(30,883,659)	(30,850,448)	33,211
300,000,000	Hong Kong Dollar	NTC	5/8/24	(38,578,510)	(38,567,451)	11,059
5,800,000,000	Japanese Yen	JPM	8/10/23	(51,309,271)	(40,387,991)	10,921,280
4,500,000,000	Japanese Yen	JPM	9/1/23	(40,064,103)	(31,437,191)	8,626,912
3,000,000,000	Japanese Yen	BNY	9/22/23	(26,012,312)	(21,028,590)	4,983,722
3,200,000,000	Japanese Yen	SSB	12/11/23	(25,332,288)	(22,735,497)	2,596,791
3,450,000,000	Japanese Yen	SSB	2/8/24	(27,933,458)	(24,744,299)	3,189,159
3,500,000,000	Japanese Yen	JPM	5/24/24	(26,861,090)	(25,521,894)	1,339,196
3,000,000,000	Japanese Yen	SSB	6/25/24	(22,624,400)	(21,990,157)	634,243
260,000,000	Mexican Peso	NTC	8/31/23	(12,087,401)	(14,981,921)	(2,894,520)
360,000,000	Mexican Peso	BNY	4/9/24	(18,595,041)	(19,970,520)	(1,375,479)
250,000,000	Mexican Peso	NTC	4/17/24	(12,712,942)	(13,851,106)	(1,138,164)
250,000,000	Mexican Peso	BNY	5/20/24	(13,147,515)	(13,780,152)	(632,637)
100,000,000	Mexican Peso	JPM	6/7/24	(5,283,178)	(5,496,702)	(213,524)
110,000,000	Philippine Peso	JPM	11/15/23	(1,851,229)	(1,986,519)	(135,290)
150,000,000	Philippine Peso	SSB	4/1/24	(2,736,228)	(2,700,471)	35,757
50,000,000	Singapore Dollar	JPM	7/7/23	(36,287,104)	(36,955,100)	(667,996)
63,500,000	Singapore Dollar	NTC	8/18/23	(46,639,736)	(47,005,632)	(365,896)
75,000,000	Singapore Dollar	JPM	12/28/23	(56,011,949)	(55,847,215)	164,734
40,000,000	Singapore Dollar	SSB	1/19/24	(30,323,706)	(29,813,296)	510,410
50,000,000	Singapore Dollar	NTC	4/17/24	(38,054,646)	(37,409,472)	645,174
75,000,000	Singapore Dollar	SSB	6/28/24	(56,726,989)	(56,290,629)	436,360
22,000,000,000	South Korean Won	JPM	12/8/23	(16,952,418)	(16,864,376)	88,042
45,000,000,000	South Korean Won	SSB	3/25/24	(35,049,459)	(34,741,046)	308,413
55,000,000,000	South Korean Won	JPM	5/20/24	(42,029,008)	(42,614,132)	(585,124)
220,000,000	Swedish Krona	SSB	8/31/23	(21,055,654)	(20,426,761)	628,893
115,000,000	Swedish Krona	BNY	9/21/23	(10,979,359)	(10,688,768)	290,591
300,000,000	Swedish Krona	NTC	2/23/24	(29,295,445)	(28,073,417)	1,222,028
315,000,000	Swedish Krona	NTC	4/9/24	(30,811,366)	(29,518,805)	1,292,561
440,000,000	Swedish Krona	SSB	5/3/24	(43,147,830)	(41,263,085)	1,884,745
95,000,000	Swiss Franc	BNY	12/8/23	(104,464,482)	(108,066,695)	(3,602,213)
130,000,000	Swiss Franc	SSB	12/13/23	(144,438,025)	(147,965,549)	(3,527,524)
85,000,000	Swiss Franc	JPM	12/28/23	(95,238,095)	(96,919,073)	(1,680,978)
20,000,000	Swiss Franc	JPM	1/26/24	(22,754,682)	(22,867,843)	(113,161)

SEE NOTES TO PORTFOLIO OF INVESTMENTS

Tweedy, Browne International Value Fund

Schedule of Forward Exchange Contracts
June 30, 2023 (Unaudited)
Contracts		Counter- party	Settlement Date	Contract Value on Origination Date	Value 06/30/23*	Unrealized Appreciation (Depreciation)
FORWARD EXCHANGE CONTRACTS TO SELL(a) (continued)
65,000,000	Swiss Franc	NTC	4/17/24	$(74,133,212)	$(74,908,944)	$(775,732)
25,000,000	Swiss Franc	NTC	5/21/24	(28,886,873)	(28,906,031)	(19,158)
TOTAL				$(3,036,679,192)	$(3,053,925,125)	$(17,245,933)
Unrealized Depreciation on Forward Contracts (Net)						$(12,338,572)

*	See Note 1 in Notes to Portfolio of Investments.
(a)	Primary risk exposure being hedged against is currency risk.
Counterparty Abbreviations:
BNY —	The Bank of New York Mellon
JPM —	JPMorgan Chase Bank NA
NTC —	Northern Trust Company
SSB —	State Street Bank and Trust Company

SEE NOTES TO PORTFOLIO OF INVESTMENTS

Tweedy, Browne International Value Fund II - Currency Unhedged

Portfolio of Investments
June 30, 2023 (Unaudited)
Shares		Value*
COMMON STOCKS—95.7%
	Belgium—1.0%
79,510	Fagron NV	$1,337,614
46,370	KBC Group NV	3,233,692
		4,571,306
	Canada—1.7%
3,500	E-L Financial Corp., Ltd.	2,450,463
21,490	Lassonde Industries, Inc., Class A	1,698,087
108,165	Winpak, Ltd.	3,368,585
		7,517,135
	China—5.5%
598,860	Alibaba Group Holding, Ltd.(a)	6,205,170
340,680	Baidu, Inc., Class A(a)	5,773,206
6,681,815	Dali Foods Group Co., Ltd.	2,984,247
1,004,050	Haitian International Holdings, Ltd.	2,342,091
357,122	Shanghai Mechanical and Electrical Industry Co., Ltd., Class B	396,048
87,160	Tencent Holdings, Ltd.	3,688,112
1,173,000	Times Neighborhood Holdings, Ltd.	85,319
2,729,475	Uni-President China Holdings, Ltd.	2,298,769
1,908,970	WH Group, Ltd.	1,010,926
		24,783,888
	Finland—1.0%
287,855	Kemira Oyj	4,581,987
	France—14.8%
8,655	Alten SA	1,362,568
342,430	Rubis SCA	8,308,667
101,294	Safran SA	15,854,016
382,960	SCOR SE	11,234,894
517,117	Tarkett SA(a)	6,234,130
40,465	Teleperformance	6,774,405
250,808	TotalEnergies SE	14,379,337
77,420	Ubisoft Entertainment SA(a)	2,185,960
		66,333,977
	Germany—7.6%
15,490	Brenntag SE	1,206,631
204,604	Deutsche Post AG, Registered	9,984,763
315,180	Fresenius SE & Co., KGaA	8,723,763
13,543	Muenchener Rueckversicherungs AG, Registered	5,076,832
120,547	Norma Group SE	2,225,264
26,253	Rheinmetall AG	7,183,419
		34,400,672
	Hong Kong—1.4%
1,663,100	Chow Sang Sang Holdings International, Ltd.	1,852,699
372,000	CK Hutchison Holdings, Ltd.	2,271,419
3,969,927	Emperor Entertainment Hotel, Ltd.(a)	258,360
734,000	Hang Lung Group, Ltd.	1,112,717
536,600	Johnson Electric Holdings, Ltd.	686,105
45,710	Luk Fook Holdings International, Ltd.	116,950
		6,298,250
Shares		Value*
	Italy—1.1%
129,036	Buzzi SpA	$3,229,454
66,455	SOL SpA	1,917,688
		5,147,142
	Japan—6.1%
166,700	ADEKA Corp.	3,154,999
67,715	Dentsu Group, Inc.	2,208,052
111,200	Fuji Seal International, Inc.	1,168,664
12,000	Fukuda Denshi Co., Ltd.	388,971
42,405	Fuso Chemical Co., Ltd.	1,320,251
111,630	Inaba Denki Sangyo Co., Ltd.	2,529,410
20,600	Kamigumi Co., Ltd.	464,635
288,625	Kuraray Co., Ltd.	2,792,694
155,995	Mitsubishi Gas Chemical Co., Inc.	2,256,253
111,685	Nabtesco Corp.	2,441,021
57,855	Nihon Kohden Corp.	1,537,890
33,045	Okamoto Industries, Inc.	891,656
108,745	Sumitomo Heavy Industries, Ltd.	2,586,677
44,060	Taikisha, Ltd.	1,249,843
92,200	Transcosmos, Inc.	2,274,141
		27,265,157
	Mexico—2.3%
51,161	Coca-Cola FEMSA SAB de CV, Sponsored ADR	4,262,223
2,625,871	Megacable Holdings SAB de CV	6,072,245
		10,334,468
	Netherlands—2.5%
25,945	Aalberts NV	1,090,630
37,400	Heineken NV	3,842,864
71,375	Heineken Holding NV	6,202,356
		11,135,850
	Philippines—0.5%
6,997,100	Alliance Global Group, Inc.	1,701,122
937,800	China Banking Corp.	509,678
		2,210,800
	Singapore—4.2%
393,730	DBS Group Holdings, Ltd.	9,167,202
461,100	United Overseas Bank, Ltd.	9,539,882
		18,707,084
	South Korea—3.2%
27,787	Binggrae Co., Ltd.	1,002,749
132,823	Hankook & Co., Ltd	1,199,555
13,895	Hyundai Mobis Co., Ltd.	2,451,779
37,361	Kangnam Jevisco Co., Ltd.	659,237
89,851	LG Corp.	6,000,750
107,457	LX Holdings Corp.	645,892
47,060	Samsung Electronics Co., Ltd.	2,578,630
		14,538,592
	Sweden—5.0%
38,380	Autoliv, Inc.	3,263,835
645,133	Husqvarna AB, Class B	5,831,778

SEE NOTES TO PORTFOLIO OF INVESTMENTS

Tweedy, Browne International Value Fund II - Currency Unhedged

Portfolio of Investments
June 30, 2023 (Unaudited)
Shares		Value*
	Sweden (continued)
317,975	SKF AB, Class B	$5,522,679
323,568	Trelleborg AB, Class B	7,830,602
		22,448,894
	Switzerland—10.8%
109,670	Nestlé SA, Registered	13,190,065
69,216	Novartis AG, Registered	6,962,991
5,015	Phoenix Mecano AG, Registered(a)	2,141,318
33,130	Roche Holding AG	10,128,045
25,789	TX Group AG	3,084,360
27,414	Zurich Insurance Group AG	13,019,850
		48,526,629
	Taiwan—0.1%
148,500	Lumax International Corp., Ltd.	369,527
	Thailand—1.1%
1,110,600	Bangkok Bank Public Co., Ltd., NVDR	4,996,212
	United Kingdom—13.9%
1,128,027	BAE Systems plc	13,294,266
613,447	CNH Industrial NV	8,837,719
82,845	Computacenter plc	2,411,942
291,588	Diageo plc	12,526,305
182,587	Grafton Group plc	1,814,576
385,777	GSK plc	6,811,475
306,936	Howden Joinery Group plc	2,506,793
871,910	Inchcape plc	8,618,609
1,504,280	Johnson Service Group plc	1,973,665
744,541	Lookers plc	1,132,101
2,741,248	Vertu Motors plc	2,488,351
		62,415,802
	United States—11.9%
70,070	Alphabet, Inc., Class A(a)	8,387,379
2,730	AutoZone, Inc.(a)	6,806,873
41,700	Berkshire Hathaway, Inc., Class B(a)	14,219,700
56,475	FMC Corp.	5,892,601
Shares		Value*
	United States (continued)
198,422	Ionis Pharmaceuticals, Inc.(a)	$8,141,255
61,790	Johnson & Johnson	10,227,481
		53,675,289

TOTAL COMMON STOCKS (Cost $363,251,307)		430,258,661

PREFERRED STOCKS—0.5%
	Chile—0.4%
940,000	Embotelladora Andina SA, Class A	1,951,365
	Germany—0.1%
648	KSB AG	359,140

TOTAL PREFERRED STOCKS (Cost $3,051,152)		2,310,505

REGISTERED INVESTMENT COMPANY—2.8%
12,781,555	Dreyfus Government Securities Cash Management– Institutional Shares 4.99%(b) (Cost $12,781,555)	12,781,555
INVESTMENTS IN SECURITIES (Cost $379,084,014)	99.0%	445,350,721
OTHER ASSETS AND LIABILITIES (Net)	1.0	4,343,613
NET ASSETS	100.0%	$449,694,334

*	See Note 1 in Notes to Portfolio of Investments.
(a)	Non-income producing security.
(b)	Rate disclosed is the 7-day yield at June 30, 2023.
Abbreviations:
ADR —	American Depositary Receipt
NVDR —	Non-Voting Depositary Receipt

SEE NOTES TO PORTFOLIO OF INVESTMENTS

Tweedy, Browne International Value Fund II - Currency Unhedged

Sector Diversification
June 30, 2023 (Unaudited)
Sector Diversification	Percentage of Net Assets
COMMON STOCKS
Capital Goods	23.2%
Insurance	10.2
Pharmaceuticals, Biotechnology & Life Sciences	9.4
Materials	6.9
Banks	6.1
Beverage	6.0
Consumer Discretionary Distribution & Retail	5.6
Software & Services	5.3
Food	4.9
Energy	3.2
Media & Entertainment	3.0
Health Care Equipment & Services	2.7
Transportation	2.3
Commercial & Professional Services	1.9
Utilities	1.9
Automobiles & Components	1.4
Technology Hardware & Equipment	0.6
Consumer Durables & Apparel	0.4
Financial Services	0.3
Real Estate Management & Development	0.3
Consumer Services	0.1
Total Common Stocks	95.7
Preferred Stocks	0.5
Registered Investment Company	2.8
Other Assets and Liabilities (Net)	1.0
Net Assets	100.0%

SEE NOTES TO PORTFOLIO OF INVESTMENTS

Tweedy, Browne International Value Fund II - Currency Unhedged

Portfolio Composition
June 30, 2023 (Unaudited)
Portfolio Composition	Percentage of Net Assets
France	15%
United Kingdom	14
United States	12
Switzerland	11
Germany	8
Japan	6
China	5
Sweden	5
Other Countries(a)	20
Money Market Funds and Other Assets and Liabilities (Net)	4
Total	100%

(a)	“Other Countries” include Belgium, Canada, Chile, Finland, Hong Kong, Italy, Mexico, Netherlands, Philippines, Singapore, South Korea, Taiwan and Thailand

SEE NOTES TO PORTFOLIO OF INVESTMENTS

Tweedy, Browne Value Fund

Portfolio of Investments
June 30, 2023 (Unaudited)
Shares		Value*
COMMON STOCKS—96.3%
	Belgium—0.9%
66,181	Fagron NV	$1,113,378
38,820	KBC Group NV	2,707,179
		3,820,557
	Canada—1.0%
18,010	Lassonde Industries, Inc., Class A	1,423,106
98,414	Winpak, Ltd.	3,064,909
		4,488,015
	China—2.4%
231,680	Baidu, Inc., Class A(a)	3,926,078
3,283,500	Dali Foods Group Co., Ltd.	1,466,484
797,375	Haitian International Holdings, Ltd.	1,859,992
345,561	Shanghai Mechanical and Electrical Industry Co., Ltd., Class B	383,227
2,349,905	Uni-President China Holdings, Ltd.	1,979,095
1,531,400	WH Group, Ltd.	810,978
		10,425,854
	Finland—0.6%
170,196	Kemira Oyj	2,709,127
	France—13.8%
8,155	Alten SA	1,283,852
299,826	Rubis SCA	7,274,930
106,457	Safran SA	16,662,103
355,239	SCOR SE	10,421,643
150,328	Tarkett SA(a)	1,812,287
38,450	Teleperformance	6,437,066
236,380	TotalEnergies SE	13,552,150
72,825	Ubisoft Entertainment SA(a)	2,056,220
		59,500,251
	Germany—6.8%
14,490	Brenntag SE	1,128,733
190,881	Deutsche Post AG, Registered	9,315,075
301,060	Fresenius SE & Co., KGaA	8,332,940
28,798	Krones AG	3,490,609
150,000	Norma Group SE	2,768,958
16,413	Rheinmetall AG	4,490,971
		29,527,286
	Hong Kong—0.4%
1,046,000	Chow Sang Sang Holdings International, Ltd.	1,165,248
2,255	Johnson Electric Holdings, Ltd.	2,883
214,000	Luk Fook Holdings International, Ltd.	547,521
		1,715,652
	Italy—0.9%
159,790	Buzzi SpA	3,999,151
	Japan—5.3%
63,220	ADEKA Corp.	1,196,515
63,595	Dentsu Group, Inc.	2,073,707
41,700	Fuji Seal International, Inc.	438,249
40,205	Fuso Chemical Co., Ltd.	1,251,756
36,595	Inaba Denki Sangyo Co., Ltd.	829,201
Shares		Value*
	Japan (continued)
239,905	Kuraray Co., Ltd.	$2,321,286
148,315	Mitsubishi Gas Chemical Co., Inc.	2,145,173
130,035	Nabtesco Corp.	2,842,084
48,115	Nihon Kohden Corp.	1,278,983
28,005	Okamoto Industries, Inc.	755,661
145,060	Sumitomo Heavy Industries, Ltd.	3,450,488
34,620	Taikisha, Ltd.	982,060
87,100	Transcosmos, Inc.	2,148,348
99,120	YAMABIKO Corp.	1,067,768
		22,781,279
	Mexico—2.1%
76,490	Coca-Cola FEMSA SAB de CV, Sponsored ADR	6,372,382
1,222,747	Megacable Holdings SAB de CV	2,827,564
		9,199,946
	Netherlands—2.8%
24,650	Aalberts NV	1,036,193
128,033	Heineken Holding NV	11,125,831
		12,162,024
	Philippines—0.4%
6,542,900	Alliance Global Group, Inc.	1,590,698
	Singapore—1.9%
386,517	United Overseas Bank, Ltd.	7,996,805
	South Korea—1.9%
22,373	Binggrae Co., Ltd.	807,374
70,858	LG Corp.	4,732,291
61,295	LX Holdings Corp.	368,426
43,090	Samsung Electronics Co., Ltd.	2,361,096
		8,269,187
	Sweden—4.8%
52,604	Autoliv, Inc.	4,473,444
575,755	Husqvarna AB, Class B	5,204,625
256,145	SKF AB, Class B	4,448,798
271,905	Trelleborg AB, Class B	6,580,316
		20,707,183
	Switzerland—6.8%
118,780	Nestlé SA, ADR	14,295,173
50,749	Novartis AG, Registered	5,105,248
25,228	Roche Holding AG	7,712,355
4,637	Zurich Insurance Group AG	2,202,270
		29,315,046
	United Kingdom—8.6%
529,590	BAE Systems plc	6,241,438
709,810	CNH Industrial NV	10,225,988
74,115	Computacenter plc	2,157,778
62,715	Diageo plc, Sponsored ADR	10,879,798
134,160	Grafton Group plc	1,333,301
252,750	Howden Joinery Group plc	2,064,248
282,425	Inchcape plc	2,791,699
1,269,763	Johnson Service Group plc	1,665,971
		37,360,221

SEE NOTES TO PORTFOLIO OF INVESTMENTS

Tweedy, Browne Value Fund

Portfolio of Investments
June 30, 2023 (Unaudited)
Shares		Value*
	United States—34.9%
123,000	Alphabet, Inc., Class A(a)	$14,723,100
16,855	Alphabet, Inc., Class C(a)	2,038,949
3,595	AutoZone, Inc.(a)	8,963,629
76,760	Bank of America Corp.	2,202,244
76,570	Bank of New York Mellon Corp./The	3,408,896
60	Berkshire Hathaway, Inc., Class A(a)	31,068,600
60,962	Concentrix Corp.	4,922,682
107,535	Enterprise Products Partners LP	2,833,547
35,160	FedEx Corp.	8,716,164
45,731	FMC Corp.	4,771,573
190,425	Ionis Pharmaceuticals, Inc.(a)	7,813,138
66,608	Johnson & Johnson	11,024,956
33,708	National Western Life Group, Inc., Class A	14,007,697
76,370	Paramount Global, Class B	1,215,047
105,680	Sealed Air Corp.	4,227,200
24,140	Thor Industries, Inc.	2,498,490
131,295	Truist Financial Corp.	3,984,803
84,370	U-Haul Holding Co.	4,275,028
19,190	Vertex Pharmaceuticals, Inc.(a)	6,753,153
263,163	Wells Fargo & Co.	11,231,797
		150,680,693

TOTAL COMMON STOCKS (Cost $254,458,129)		416,248,975

PREFERRED STOCK—0.2%
	Chile—0.2%
492,000	Embotelladora Andina SA, Class A (Cost $918,376)	1,021,353

Shares		Value*

REGISTERED INVESTMENT COMPANY—0.8%
3,433,933	Dreyfus Government Securities Cash Management– Institutional Shares 4.99%(b) (Cost $3,433,933)	$3,433,933

Face Value
U.S. TREASURY BILL—2.0%
$9,000,000	5.454%(c) due 11/30/2023 (Cost $8,799,930)	8,805,178
INVESTMENTS IN SECURITIES (Cost $267,610,368)	99.3%	429,509,439

UNREALIZED APPRECIATION ON FORWARD CONTRACTS (Net)	0.2	880,367
OTHER ASSETS AND LIABILITIES (Net)	0.5	2,124,815
NET ASSETS	100.0%	$432,514,621

*	See Note 1 in Notes to Portfolio of Investments.
(a)	Non-income producing security.
(b)	Rate disclosed is the 7-day yield at June 30, 2023.
(c)	Rate represents annualized yield at date of purchase.
Abbreviations:
ADR —	American Depositary Receipt

SEE NOTES TO PORTFOLIO OF INVESTMENTS

Tweedy, Browne Value Fund

Sector Diversification
June 30, 2023 (Unaudited)
Sector Diversification	Percentage of Net Assets
COMMON STOCKS
Capital Goods	19.8%
Insurance	13.3
Pharmaceuticals, Biotechnology & Life Sciences	8.9
Software & Services	7.2
Beverage	6.6
Banks	6.5
Materials	6.2
Transportation	5.2
Food	4.8
Energy	3.8
Consumer Discretionary Distribution & Retail	2.8
Health Care Equipment & Services	2.5
Media & Entertainment	1.9
Commercial & Professional Services	1.9
Utilities	1.7
Automobiles & Components	1.6
Financial Services	0.8
Technology Hardware & Equipment	0.5
Consumer Durables & Apparel	0.3
Total Common Stocks	96.3
Preferred Stock	0.2
Registered Investment Company	0.8
U.S. Treasury Bill	2.0
Unrealized Appreciation on Forward Contracts	0.2
Other Assets and Liabilities (Net)	0.5
Net Assets	100.0%

SEE NOTES TO PORTFOLIO OF INVESTMENTS

Tweedy, Browne Value Fund

Portfolio Composition
June 30, 2023 (Unaudited)
Portfolio Composition	Percentage of Net Assets
United States	35%
France	14
United Kingdom	9
Germany	7
Switzerland	7
Japan	5
Sweden	5
Netherlands	3
Other Countries(a)	11
Money Market Funds, Treasury Bill and Other Assets and Liabilities (Net)(b)	4
Total	100%

(a)	“Other Countries” include Belgium, Canada, Chile, China, Finland, Hong Kong, Italy, Mexico, Philippines, Singapore and South Korea
(b)	Includes Unrealized Appreciation on Forward Contracts (Net)

SEE NOTES TO PORTFOLIO OF INVESTMENTS

Tweedy, Browne Value Fund

Schedule of Forward Exchange Contracts
June 30, 2023 (Unaudited)
Contracts		Counter- party	Settlement Date	Contract Value on Origination Date	Value 06/30/23*	Unrealized Appreciation (Depreciation)
FORWARD EXCHANGE CONTRACTS TO BUY(a)
3,000,000	Great Britain Pound Sterling	JPM	7/17/23	$3,747,804	$3,814,547	$66,743
3,500,000	Hong Kong Dollar	NTC	8/14/23	447,771	447,064	(707)
TOTAL				$4,195,575	$4,261,611	$66,036
FORWARD EXCHANGE CONTRACTS TO SELL(a)
1,950,000	Canadian Dollar	SSB	1/8/24	$(1,443,803)	$(1,478,298)	$(34,495)
720,000,000	Chilean Peso	SSB	8/3/23	(733,945)	(893,358)	(159,413)
24,500,000	Chinese Yuan	SSB	1/23/24	(3,710,940)	(3,426,775)	284,165
29,000,000	Chinese Yuan	JPM	2/23/24	(4,328,035)	(4,066,393)	261,642
4,300,000	European Union Euro	NTC	10/26/23	(4,339,861)	(4,719,781)	(379,920)
8,100,000	European Union Euro	SSB	2/8/24	(8,962,747)	(8,938,851)	23,896
9,000,000	European Union Euro	NTC	4/9/24	(9,937,800)	(9,958,381)	(20,581)
7,000,000	European Union Euro	BNY	5/20/24	(7,744,380)	(7,759,229)	(14,849)
12,500,000	European Union Euro	BNY	5/24/24	(13,752,500)	(13,858,179)	(105,679)
3,500,000	European Union Euro	BNY	6/28/24	(3,898,790)	(3,886,318)	12,472
8,000,000	Great Britain Pound Sterling	JPM	7/17/23	(9,670,000)	(10,172,125)	(502,125)
4,000,000	Great Britain Pound Sterling	NTC	8/3/23	(4,850,580)	(5,086,613)	(236,033)
6,500,000	Great Britain Pound Sterling	SSB	1/19/24	(7,951,450)	(8,255,131)	(303,681)
6,300,000	Hong Kong Dollar	NTC	8/14/23	(804,762)	(804,715)	47
15,000,000	Hong Kong Dollar	BNY	8/31/23	(1,918,130)	(1,916,791)	1,339
8,500,000	Hong Kong Dollar	SSB	2/8/24	(1,090,848)	(1,090,509)	339
4,600,000	Hong Kong Dollar	SSB	3/28/24	(592,266)	(590,816)	1,450
400,000,000	Japanese Yen	JPM	8/10/23	(3,538,570)	(2,785,379)	753,191
350,000,000	Japanese Yen	BNY	12/8/23	(2,650,110)	(2,485,421)	164,689
350,000,000	Japanese Yen	SSB	12/11/23	(2,770,719)	(2,486,695)	284,024
430,000,000	Japanese Yen	SSB	2/8/24	(3,481,561)	(3,084,072)	397,489
365,000,000	Japanese Yen	JPM	3/18/24	(2,842,901)	(2,633,783)	209,118
420,000,000	Japanese Yen	JPM	5/24/24	(3,223,331)	(3,062,627)	160,704
430,000,000	Japanese Yen	SSB	6/25/24	(3,242,831)	(3,151,923)	90,908
20,000,000	Mexican Peso	BNY	7/7/23	(930,142)	(1,164,456)	(234,314)
63,000,000	Mexican Peso	JPM	6/7/24	(3,328,402)	(3,462,922)	(134,520)
29,000,000	Philippine Peso	JPM	11/15/23	(488,051)	(523,719)	(35,668)
47,000,000	Philippine Peso	SSB	4/1/24	(857,351)	(846,147)	11,204
11,000,000	Singapore Dollar	SSB	1/19/24	(8,339,019)	(8,198,656)	140,363
6,700,000,000	South Korean Won	JPM	3/18/24	(5,175,744)	(5,170,238)	5,506
2,000,000,000	South Korean Won	JPM	5/13/24	(1,532,861)	(1,548,908)	(16,047)
28,500,000	Swedish Krona	NTC	8/18/23	(2,875,303)	(2,644,635)	230,668
24,000,000	Swedish Krona	NTC	2/23/24	(2,343,636)	(2,245,873)	97,763
44,000,000	Swedish Krona	NTC	4/9/24	(4,303,810)	(4,123,262)	180,548
4,700,000	Swiss Franc	JPM	12/13/23	(5,211,596)	(5,349,524)	(137,928)
9,200,000	Swiss Franc	JPM	12/28/23	(10,308,123)	(10,490,064)	(181,941)
TOTAL				$(153,174,898)	$(152,360,567)	$814,331
Unrealized Appreciation on Forward Contracts (Net)						$880,367

*	See Note 1 in Notes to Portfolio of Investments.
(a)	Primary risk exposure being hedged against is currency risk.
Counterparty Abbreviations:
BNY —	The Bank of New York Mellon
JPM —	JPMorgan Chase Bank NA
NTC —	Northern Trust Company
SSB —	State Street Bank and Trust Company

SEE NOTES TO PORTFOLIO OF INVESTMENTS

Tweedy, Browne Worldwide High Dividend Yield Value Fund

Portfolio of Investments
June 30, 2023 (Unaudited)
Shares		Value*
COMMON STOCKS—95.8%
	Belgium—0.7%
7,175	KBC Group NV	$500,361
	China—2.6%
2,033,530	Dali Foods Group Co., Ltd.	908,219
976,845	Uni-President China Holdings, Ltd.	822,701
		1,730,920
	Finland—2.2%
95,220	Kemira Oyj	1,515,682
	France—10.0%
58,430	Rubis SCA	1,417,736
13,740	Safran SA	2,150,514
88,650	SCOR SE	2,600,724
44,294	Tarkett SA(a)	533,989
		6,702,963
	Germany—9.2%
36,145	Deutsche Post AG, Registered	1,763,892
44,445	Fresenius Medical Care AG & Co., KGaA, ADR	1,063,569
50,225	Fresenius SE & Co., KGaA	1,390,161
3,250	Muenchener Rueckversicherungs AG, Registered	1,218,320
41,885	Norma Group SE	773,185
		6,209,127
	Hong Kong—4.9%
117,150	CK Hutchison Holdings, Ltd.	715,314
407,000	Hang Lung Group, Ltd.	616,997
15,465	Jardine Matheson Holdings, Ltd.	783,302
592,340	Johnson Electric Holdings, Ltd.	757,375
172,775	Luk Fook Holdings International, Ltd.	442,046
		3,315,034
	Japan—6.5%
42,370	ADEKA Corp.	801,904
19,655	Dentsu Group, Inc.	640,911
45,315	Inaba Denki Sangyo Co., Ltd.	1,026,787
56,600	Kuraray Co., Ltd.	547,653
16,420	Nabtesco Corp.	358,880
17,685	Sumitomo Heavy Industries, Ltd.	420,666
35,785	Takasago Thermal Engineering Co., Ltd.	596,685
		4,393,486
	Mexico—3.1%
9,925	Coca-Cola FEMSA SAB de CV, Sponsored ADR	826,852
531,475	Megacable Holdings SAB de CV	1,229,019
		2,055,871
	Singapore—4.7%
67,295	DBS Group Holdings, Ltd.	1,566,827
78,510	United Overseas Bank, Ltd.	1,624,325
		3,191,152
Shares		Value*
	South Korea—1.8%
13,365	LG Corp.	$892,589
53,223	LX Holdings Corp.	319,908
		1,212,497
	Sweden—7.1%
10,925	Autoliv, Inc.	929,062
101,255	Husqvarna AB, Class B	915,310
48,290	SKF AB, Class B	838,714
86,990	Trelleborg AB, Class B	2,105,227
		4,788,313
	Switzerland—12.8%
31,255	Nestlé SA, Registered	3,759,055
16,072	Novartis AG, Registered	1,616,811
7,140	Roche Holding AG	2,182,742
2,187	Zurich Insurance Group AG	1,038,681
		8,597,289
	United Kingdom—17.0%
220,690	BAE Systems plc	2,600,923
26,290	Computacenter plc	765,405
68,020	Diageo plc	2,922,065
40,695	Grafton Group plc	404,433
78,507	GSK plc	1,386,160
47,690	Howden Joinery Group plc	389,491
133,180	Inchcape plc	1,316,451
31,215	Unilever plc	1,624,791
		11,409,719
	United States—13.2%
41,145	Bank of America Corp.	1,180,450
28,760	Enterprise Products Partners LP	757,826
13,405	Johnson & Johnson	2,218,796
13,145	Paramount Global, Class B	209,137
12,795	Progressive Corp./The	1,693,674
30,645	Truist Financial Corp.	930,076
30,030	U.S. Bancorp	992,191
23,711	Verizon Communications, Inc.	881,812
		8,863,962

TOTAL COMMON STOCKS (Cost $50,448,752)		64,486,376

SEE NOTES TO PORTFOLIO OF INVESTMENTS

Tweedy, Browne Worldwide High Dividend Yield Value Fund

Portfolio of Investments
June 30, 2023 (Unaudited)
Shares		Value*

REGISTERED INVESTMENT COMPANY—4.3%
2,895,783	Dreyfus Government Securities Cash Management– Institutional Shares 4.99%(b) (Cost $2,895,783)	$2,895,783
INVESTMENTS IN SECURITIES (Cost $53,344,535)	100.1%	67,382,159
OTHER ASSETS AND LIABILITIES (Net)	(0.1)	(93,062)
NET ASSETS	100.0%	$67,289,097

*	See Note 1 in Notes to Portfolio of Investments.
(a)	Non-income producing security.
(b)	Rate disclosed is the 7-day yield at June 30, 2023.
Abbreviations:
ADR —	American Depositary Receipt

SEE NOTES TO PORTFOLIO OF INVESTMENTS

Tweedy, Browne Worldwide High Dividend Yield Value Fund

Sector Diversification
June 30, 2023 (Unaudited)
Sector Diversification	Percentage of Net Assets
COMMON STOCKS
Capital Goods	23.5%
Pharmaceuticals, Biotechnology & Life Sciences	11.0
Banks	10.1
Insurance	9.7
Food	8.2
Beverage	5.6
Materials	4.3
Health Care Equipment & Services	3.7
Media & Entertainment	3.1
Transportation	2.6
Consumer Discretionary Distribution & Retail	2.6
Automobiles & Components	2.5
Household & Personal Products	2.4
Utilities	2.1
Telecommunication Services	1.3
Software & Services	1.1
Energy	1.1
Real Estate Management & Development	0.9
Total Common Stocks	95.8
Registered Investment Company	4.3
Other Assets and Liabilities (Net)	(0.1)
Net Assets	100.0%

SEE NOTES TO PORTFOLIO OF INVESTMENTS

Tweedy, Browne Worldwide High Dividend Yield Value Fund

Portfolio Composition
June 30, 2023 (Unaudited)
Portfolio Composition	Percentage of Net Assets
United Kingdom	17%
United States	13
Switzerland	13
France	10
Germany	9
Sweden	7
Japan	7
Hong Kong	5
Other Countries(a)	15
Money Market Funds and Other Assets and Liabilities (Net)	4
Total	100%

(a)	“Other Countries” include Belgium, China, Finland, Mexico, Singapore and South Korea

SEE NOTES TO PORTFOLIO OF INVESTMENTS

TWEEDY, BROWNE FUND INC.

Notes to Portfolio of Investments (Unaudited)
1. Valuation and Investment Practices
Portfolio Valuation. Tweedy, Browne Fund Inc. (the “Company”) consists of four series: Tweedy, Browne International Value Fund; Tweedy, Browne International Value Fund II – Currency Unhedged; Tweedy, Browne Value Fund and Tweedy, Browne Worldwide High Dividend Yield Value Fund (collectively the “Funds”). Under normal circumstances, portfolio securities and other assets listed on a U.S. national securities exchange, comparable foreign securities exchange or through any system providing for contemporaneous publication of actual prices (and not subject to restrictions against sale by the Fund on such exchange or system) are valued at the last quoted sale price at or prior to the close of regular trading on the New York Stock Exchange or, if applicable, the NASDAQ Official Closing Price (“NOCP”), unless, in the view of the Valuation Designee (the Investment Adviser has been appointed “Valuation Designee” by the Company’s Board of Directors), such price is not reliable, or there is significant market movement that calls for application of fair value factors provided by a third party, as described below. Under normal circumstances, portfolio securities and other assets that are readily marketable but for which there are no reported sales on the valuation date, whether because they are not traded in a system providing for same day publication of sales or because there were no sales reported on such date, are generally valued at the mean between the last asked price and the last bid price prior to the close of regular trading, unless, in the view of the Valuation Designee, such price is not reliable. Forward exchange contracts are valued at the forward rate. Securities and other assets for which current market quotations are not readily available, and those securities which are generally not readily marketable due to significant legal or contractual restrictions, are valued at fair value as determined in good faith by the Valuation Designee pursuant to the Company’s Valuation Policies and Procedures, which were approved by the Company’s Board of Directors. Securities and other assets for which the most recent market quotations may not be reliable (including because the last sale price does not reflect current market value at the time of valuing the Fund’s assets due to developments since such last price) may be valued at fair value if the Valuation Designee concludes that fair valuation will likely result in a more accurate net asset valuation. The Company has retained a third-party service provider that, under certain circumstances (including certain market movements) selected by the Company, provides fair value pricing for international equity securities whose principal markets are no longer open when the Funds calculate their net asset values. This means that a Fund’s net asset value may be based, at least in part, on prices other than those determined as of the close of the principal market in which such assets trade. The Funds’ use of fair value pricing may cause the net asset value of a Fund’s shares to differ from the net asset value that would be calculated using market quotations. Fair value pricing involves subjective judgments, and it is possible that the fair value determined for a security may be materially different than the value that could be realized upon the sale of that security. Under normal circumstances, debt securities purchased with a remaining maturity of more than 60 days are valued through pricing obtained by pricing services approved by the Valuation Designee. Debt securities purchased with a remaining maturity of 60 days or less are valued at amortized cost, unless the Valuation Designee determines, in good faith, that such value does not represent fair value, in which case the securities will be valued in the same manner as debt securities with a remaining maturity in excess of 60 days or otherwise fair valued. Investments in open-end mutual funds are valued at net asset value (NAV) except that stable NAV money funds held in a cash sweep vehicle will generally be priced at cost ($1).
Fair Value Measurements. The inputs and valuation techniques used to determine fair value of the Funds’ investments are summarized into three levels as described in the hierarchy below:
•  Level 1 − quoted prices in active markets for identical securities
•  Level 2 − other significant observable inputs (including quoted prices for similar securities, interest rates, credit risk, etc.)
•  Level 3 − significant unobservable inputs (including a Fund’s own assumptions in determining the fair value of investments)

TWEEDY, BROWNE FUND INC.

Notes to Portfolio of Investments (Unaudited)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value each Fund’s assets carried at fair value as of June 30, 2023. See each Fund’s respective Portfolio of Investments for details on portfolio holdings.
International Value Fund	Total Value at June 30, 2023	Level 1 Quoted Price	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Investments in Securities:
Common Stocks	$5,751,574,806	$5,751,574,806	$ —	$—
Preferred Stocks	33,636,700	33,636,700	—	—
Registered Investment Company	79,040,377	79,040,377	—	—
U.S. Treasury Bill	98,544,197	—	98,544,197	—
Total Investments in Securities	5,962,796,080	5,864,251,883	98,544,197	—
Other Financial Instruments:
Asset
Unrealized appreciation of forward exchange contracts	62,679,761	—	62,679,761	—
Liability
Unrealized depreciation of forward exchange contracts	(75,018,333)	—	(75,018,333)	—
Total	$5,950,457,508	$5,864,251,883	$86,205,625	$—
International Value Fund II - Currency Unhedged	Total Value at June 30, 2023	Level 1 Quoted Price	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Investments in Securities:	$445,350,721	$445,350,721	$—	$—
Value Fund	Total Value at June 30, 2023	Level 1 Quoted Price	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Investments in Securities:
Common Stocks	$ 416,248,975	$ 416,248,975	$ —	$—
Preferred Stock	1,021,353	1,021,353	—	—
Registered Investment Company	3,433,933	3,433,933	—	—
U.S. Treasury Bill	8,805,178	—	8,805,178	—
Total Investments in Securities	429,509,439	420,704,261	8,805,178	—
Other Financial Instruments:
Asset
Unrealized appreciation of forward exchange contracts	3,378,268	—	3,378,268	—
Liability
Unrealized depreciation of forward exchange contracts	(2,497,901)	—	(2,497,901)	—
Total	$430,389,806	$420,704,261	$9,685,545	$—
Worldwide High Dividend Yield Value Fund	Total Value at June 30, 2023	Level 1 Quoted Price	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Investments in Securities:	$67,382,159	$67,382,159	$—	$—
Foreign Currency. The books and records of the Funds are maintained in U.S. dollars. Foreign currencies, investments and other assets and liabilities are translated into U.S. dollars at the exchange rates prevailing at the end of the period, and purchases and sales of investment securities, income and expenses are translated on the respective dates of such transactions. Unrealized gains and losses from investments in securities that result from changes in foreign currency exchange rates, have been included in net unrealized appreciation/depreciation of securities. All other unrealized gains and losses that result from changes in foreign currency exchange rates have been included in net unrealized

TWEEDY, BROWNE FUND INC.

Notes to Portfolio of Investments (Unaudited)
appreciation/depreciation of foreign currencies and net other assets. Net realized foreign currency gains and losses resulting from changes in exchange rates include foreign currency gains and losses between trade date and settlement date on investments, securities transactions, foreign currency transactions and the difference between the amounts of interest and dividends recorded on the books of a Fund and the amount actually received. The portion of foreign currency gains and losses related to fluctuation in the exchange rates between the initial purchase trade date and subsequent sale trade date is included in realized gains and losses on investment securities sold.
Forward Exchange Contracts. International Value Fund and Value Fund enter into forward exchange contracts for hedging purposes in order to reduce their exposure to fluctuations in foreign currency exchange on their portfolio holdings. Forward exchange contracts are valued at the forward rate and are marked-to-market daily. The change in market value is recorded by each Fund as an unrealized gain or loss. When the contract is closed, each Fund records a realized gain or loss equal to the difference between the value of the contract at the time that it was opened and the value of the contract at the time that it was closed. A Fund may be required to post collateral with respect to certain “non-deliverable” forward exchange contracts in an unrealized loss position, and may receive collateral from the counterparty for certain non-deliverable forward exchange contracts in an unrealized gain position. Collateral is usually in the form of cash or U.S. Treasury Bills. Daily movement of collateral is subject to minimum threshold amounts. Collateral posted by a Fund is held in a segregated account at the Fund’s custodian bank. Collateral received by a Fund is held in escrow in the Fund’s custodian bank.
The use of forward exchange contracts does not eliminate fluctuations in the underlying prices of the International Value Fund’s and Value Fund’s investment securities, but it does establish a rate of exchange that can be achieved in the future. Although forward exchange contracts limit the risk of loss due to a decline in the value of the hedged currency, they also limit any potential gain that might result should the value of the hedged currency increase. In addition, the International Value and Value Funds could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts.

Securities Transactions. Securities transactions are recorded as of the trade date. Realized gains and losses from securities transactions are recorded on the identified cost basis.
The Investment Company Act of 1940, as amended, defines “affiliated companies” to include securities in which a fund owns 5% or more of the outstanding voting shares of an issuer. The following chart lists the issuers owned by International Value Fund that may be deemed “affiliated companies”, as well as transactions that occurred in the securities of such issuers during the three months ended June 30, 2023:
Shares Held at 3/31/23	Name of Issuer†	Value at 3/31/23	Purchase Cost	Sales Proceeds	Value at 6/30/23	Shares Held at 6/30/23	Change in Net Unrealized Appreciation 4/1/23 to 6/30/23
251,390	Lassonde Industries Inc, Class A	$19,377,844	$—	$—	$19,864,227	251,390	$486,383
68,178	Phoenix Mecano AG, Registered	28,783,106	—	—	29,110,821	68,178	327,715
		$48,160,950	$—	$—	$48,975,048		$814,098

†	Issuer country: Canada and Switzerland, respectively.
None of the other Funds owned 5% or more of the outstanding voting shares of any issuer.